REDEEMABLE NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2014
Redeemable Non Controlling Interests [Abstract]
REDEEMABLE NON-CONTROLLING INTEREST

NOTE 34: REDEEMABLE NON-CONTROLLING INTEREST

On September 26, 2014 NBG acquired the 5.00% of the voting common shares of its Turkish bank subsidiary Finansbank A.S. from IFC pursuant to an exercise by IFC of its put option right in accordance with the agreement between NBG and IFC dated March 29, 2007. The total consideration paid amounted to USD 343 million calculated in accordance with the pricing formula set out in the aforementioned agreement.

Based on the terms of the above agreement, the ordinary shares subject to the put option described above were accounted for as a redeemable non-controlling interest as described in note 3, in accordance with ASU 2009-04 (EITF Topic D-98). The change in the redemption amount up to the date of exercise of the put option was recognized in “Accumulated Surplus/Deficit”.

A similar put and call arrangement with the EBRD with respect to 10.21% of Banca Romaneasca's share capital was settled in March 2012.